Label	Element	Value
C000021029 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000021029 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	63.70%
C000021029 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000021027 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000021027 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	63.70%
C000021027 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000021028 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000021028 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	63.70%
C000021028 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000021026 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.00%
C000021026 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	63.70%
C000021026 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%